UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30th, 2011
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 August 10th, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $159,993



List of Other Included Managers: N/A


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
FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                 	COM             88579Y101     2685   28307  SH       SOLE              	    28307
American Express Co.       	COM             025816109     10030  193996 SH       SOLE              	    193996
Bank of America Corp       	COM             060505104     746    68050  SH       SOLE              	    68050
Boeing Company             	COM             097023105     7503   101485 SH       SOLE              	    101485
Boston Scientific Corp     	COM             101137107     5799   839160 SH       SOLE              	    839160
BP PLC ADS                 	SPONSORED ADR   055622104     3421   77250  Sh       SOLE              	    77250
Calpine Corp.              	COM NEW         131347304     8045   498775 SH       SOLE              	    498775
Chesapeake Energy Corp     	COM             165167107     5910   199042 SH       SOLE              	    199042
Cisco Systems Inc.         	COM             17275R102     6176   395674 SH       SOLE              	    395674
ConocoPhillips             	COM             20825C104     1692   22500  SH       SOLE                   22500
Corning Inc.               	COM             219350105     7503   413365 SH       SOLE              	    413365
Dow Chemical Company       	COM             260543103     6464   179563 SH       SOLE              	    179563
Eli Lilly & Co.            	COM             532457108     5596   149103 SH       SOLE              	    149103
Hewlett-Packard Co         	COM             428236103     4958   136201 SH       SOLE              	    136201
Ishaers MSCI South Korea Cl	MSCI S KOREA    464286772     1300   20000  SH       SOLE              	    20000
Legg Mason Inc.            	COM             524901105     6040   184371 SH       SOLE              	    184371
Live Nation, Inc.          	COM             538034109     4476   390237 SH       SOLE              	    390237
Maui Land & Pineapple Co.  	COM             577345101     6847   1358590SH       SOLE              	    1358590
MBIA Inc                   	COM             55262C100     1356   156000 SH       SOLE              	    156000
McGraw-Hill Companies      	COM             580645109     6155   146855 SH       SOLE              	    146855
Mesabi Trust               	CTF BEN INT     590672101     4013   119857 SH       SOLE              	    119857
Micron Technology Inc      	COM             595112103     5383   719644 SH       SOLE              	    719644
New York Times cl A        	CL A            650111107     5241   600994 SH       SOLE              	    600994
Newfield Exploration Co.   	COM             651290108     718    10550  SH       SOLE              	    10550
Pfizer Inc.                	COM             717081103     4803   233163 SH       SOLE              	    233163
POSCO ADS                  	SPONSORED ADR   693483109     1901   17500  SH       SOLE              	    17500
QEP Resources, Inc.        	COM             74733V100     3233   77295  SH       SOLE              	    77295
Qualcomm Inc.              	COM             747525103     1111   19561  SH       SOLE              	    19561
Questar Corporation        	COM             748356102     1489   84069  SH       SOLE              	    84069
Rowan Companies Inc.       	COM             779382100     4754   122488 SH       SOLE              	    122488
Sony Corporation ADR       	ADR NEW         835699307     1754   66470  SH       SOLE              	    66470
Sprint Nextel Corp.        	COM SER 1       852061100     6000   1113231SH       SOLE              	    1113231
Teco Energy Inc.           	COM             872375100     4779   252993 SH       SOLE              	    252993
Tejon Ranch Co.            	COM             879080109     823    24132  SH       SOLE              	    24132
Williams Companies         	COM             969457100     7257   239892 SH       SOLE              	    239892
Zimmer Holdings Inc        	COM             98956P102     4035   63850  SH       SOLE              	    63850
